Financial Assets and Liabilities - Schedule of Financial assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets by category
Cash and cash equivalents	€ 392,164	€ 444,767	€ 446,267	€ 584,517
Total financial assets	439,222	758,741
Classified in the statement of financial position
Non-current assets	2,127	9,412
Current assets	437,095	749,329
Financial liabilities by category
Convertible senior notes	407,100
Lease liabilities	98,793	109,191
Derivative liabilities	143,296	157,950
Total financial liabilities	882,127	767,359
Classified in the statement of financial position
Non-current liabilities	762,161	640,907
Current liabilities	119,966	126,452
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	407,095	399,186
Royalty funding	138,377
Lease liabilities	98,793	109,191
Trade payables and accrued expenses	94,566	101,032
Financial liabilities measured at amortized cost	738,831	609,409
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	143,296	157,950
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables from associate	35,874	11,910
Other receivables	3,909	3,884
Marketable Securities	7,275	298,180
Cash and cash equivalents	392,164	444,767
Financial assets measured at amortized cost	€ 439,222	€ 758,741